Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Cumulative Effect, Period of Adoption, Adjustment [Member] Preferred Stock [Member] Series E Preferred Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Preferred Stock [Member] Series D Preferred Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Preferred Stock [Member] Series C Preferred Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] AOCI Attributable to Parent [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2018										4,600,000	4,000,000	4,000,000	2,000,000		112,464,230
Balance at Dec. 31, 2018										$ 0	$ 0	$ 0	$ 0		$ 11	$ 1,313,840	$ 4,539	$ 38,734	$ 1,357,124
Net income										$ 0	$ 0	$ 0	$ 0		$ 0	0	0	98,999	98,999
- Issuance of common stock (Notes 3 and 15) (in shares)										0	0	0	0		6,668,466
- Issuance of common stock (Notes 3 and 15)										$ 0	$ 0	$ 0	$ 0		$ 1	37,512	0	0	37,513
- Dividends - Common stock (Note 15)										0	0	0	0		0	0	0	(45,887)	(45,887)
- Dividends - Preferred stock (Note 15)										0	0	0	0		0	0	0	(31,268)	(31,268)
- Other comprehensive income (loss)										$ 0	$ 0	$ 0	$ 0		$ 0	0	(5,753)	0	(5,753)
Balance (in shares) at Dec. 31, 2019										4,600,000	4,000,000	4,000,000	2,000,000		119,132,696
Balance at Dec. 31, 2019	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (543)	$ (543)	$ 0	$ 0	$ 0	$ 0		$ 12	1,351,352	(1,214)	60,578	1,410,728
Net income										$ 0	$ 0	$ 0	$ 0		$ 0	0	0	8,877	8,877
- Issuance of common stock (Notes 3 and 15) (in shares)										0	0	0	0		3,027,942
- Issuance of common stock (Notes 3 and 15)										$ 0	$ 0	$ 0	$ 0		$ 0	17,437	0	0	17,437
- Dividends - Common stock (Note 15)										0	0	0	0		0	0	0	(48,127)	(48,127)
- Dividends - Preferred stock (Note 15)										0	0	0	0		0	0	0	(31,125)	(31,125)
- Other comprehensive income (loss)										$ 0	$ 0	$ 0	$ 0		$ 0	0	(6,743)	0	(6,743)
-Retirement of Preferred Stock (Note 15) (in shares)										(25,900)	(13,458)	(26,865)	(29,351)	(95,574)	0
-Retirement of Preferred Stock (Note 15)										$ 0	$ 0	$ 0	$ 0		$ 0	(2,303)	0		(1,684)
-Retirement of Preferred Stock (Note 15)																		619
Balance (in shares) at Dec. 31, 2020										4,574,100	3,986,542	3,973,135	1,970,649		122,160,638
Balance at Dec. 31, 2020										$ 0	$ 0	$ 0	$ 0		$ 12	1,366,486	(7,957)	(9,721)	1,348,820
Net income										$ 0	$ 0	$ 0	$ 0		$ 0	0	0	435,121	435,121
- Issuance of common stock (Notes 3 and 15) (in shares)										0	0	0	0		1,824,466
- Issuance of common stock (Notes 3 and 15)										$ 0	$ 0	$ 0	$ 0		$ 0	20,064	0	0	20,064
- Dividends - Common stock (Note 15)										0	0	0	0		0	0	0	(52,850)	(52,850)
- Dividends - Preferred stock (Note 15)										0	0	0	0		0	0	0	(31,068)	(31,068)
- Other comprehensive income (loss)										0	0	0	0		0	0	5,726	0	5,726
-Gain from common control transaction (Note 3)										$ 0	$ 0	$ 0	$ 0		$ 0	86	0	0	86
Balance (in shares) at Dec. 31, 2021										4,574,100	3,986,542	3,973,135	1,970,649		123,985,104
Balance at Dec. 31, 2021										$ 0	$ 0	$ 0	$ 0		$ 12	$ 1,386,636	$ (2,231)	$ 341,482	$ 1,725,899